Capital Management (Tables)	9 Months Ended
Jul. 31, 2021
Text Block [Abstract]
Summary of Regulatory Capital Measure and Risk-Weighted Assets
Regulatory Capital Measures, Risk-Weighted Assets and Leverage Exposures

(Canadian $ in millions, except as noted)	July 31, 2021	October 31, 2020
Common Equity Tier 1 (CET1) Capital	43,349	40,077
Tier 1 Capital	48,826	45,840
Total Capital	56,203	54,661
Risk-Weighted Assets	322,529	336,607
Leverage Exposures	969,824	953,640
CET 1 Capital Ratio	13.4%	11.9%
Tier 1 Capital Ratio	15.1%	13.6%
Total Capital Ratio	17.4%	16.2%
Leverage Ratio	5.0%	4.8%